Other current financial receivables - Summary of Other Current Financial Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Current Receivables [Line Items]
Other current financial receivables	€ 1,348
Short-term borrowings [member]
Disclosure Of Other Current Receivables [Line Items]
Other current financial receivables	€ 1,348